Revenue Recognized Under Previous Guidance New Accounting Pronouncements or Change in Accounting Principle (Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	$ 1,356	$ 1,270
Other current assets	397	243
Assets, Current	3,023	2,830
Deferred income taxes	448	460
Other assets	504	586
Assets	7,761	7,654
Deferred service revenue and customer deposits	461	458
Other current liabilities	501	398
Liabilities, Current	2,282	1,889
Liabilities	6,489	6,107
Retained earnings	606	857
Total NCR stockholders’ equity	395	719
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	399	722
Liabilities and Equity	7,761	$ 7,654
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	1,378
Other current assets	388
Assets, Current	3,036
Deferred income taxes	453
Other assets	490
Assets	7,765
Deferred service revenue and customer deposits	479
Other current liabilities	504
Liabilities, Current	2,303
Liabilities	6,510
Retained earnings	589
Total NCR stockholders’ equity	378
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	382
Liabilities and Equity	7,765
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable, net	22
Other current assets	(9)
Assets, Current	13
Deferred income taxes	5
Other assets	(14)
Assets	4
Deferred service revenue and customer deposits	18
Other current liabilities	3
Liabilities, Current	21
Liabilities	21
Retained earnings	(17)
Total NCR stockholders’ equity	(17)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(17)
Liabilities and Equity	$ 4